Property, Plant and Equipment	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 5. PROPERTY, PLANT AND EQUIPMENT

Oil and Natural Gas Properties

The Company has recorded oil and natural gas properties of $693.5 million and $529.1 million at June 30, 2026 and December 31, 2025, partially offset by accumulated depletion of $19.5 million and $204.6 million, respectively. Oil and natural gas properties recorded on the condensed consolidated balance sheets consist entirely of proved properties for both periods presented. For the three months ended June 30, 2026 (Successor), the period from March 4, 2026 through June 30, 2026 (Successor) and the period from January 1, 2026 through March 3, 2026 (Predecessor), depletion expense related to the Company’s oil and gas properties was $15.1 million, $19.5 million and $4.3 million, respectively. For the three and six months ended June 30, 2025 (Predecessor), depletion expense related to the Company’s oil and gas properties was $7.3 million and $14.6 million, respectively.

Other Property and Equipment

Below is a summary of other property and equipment as of June 30, 2026 and December 31, 2025:

		Successor	Predecessor
(in thousands)	Useful Life (in years)	June 30, 2026	December 31, 2025
Furniture and fixtures	7	$25	$92
Software and licenses	3	888	8,612
Computers and other hardware	3	1	11
Vehicles	5	1,738	1,905
Machinery and equipment	5	112	225
Leasehold improvements	6	31	443
Compressors	5	2,917	4,259
Total other property and equipment		$5,712	$15,547
Accumulated depreciation and amortization		(1,122)	(10,090)
Total other property and equipment, net		$4,590	$5,457

For the three months ended June 30, 2026 (Successor), the period from March 4, 2026 through June 30, 2026 (Successor) and the period from January 1, 2026 through March 3, 2026 (Predecessor), depreciation expense related to property and equipment was $0.9 million, $1.1 million and $0.7 million, respectively.

For the three and six months ended June 30, 2025 (Predecessor), depreciation expense related to property and equipment was $0.8 million and $1.5 million, respectively.

2026 Divestitures

During the three months ended June 30, 2026 (Successor) and the period from March 4, 2026 through June 30, 2026 (Successor), the Company sold leasehold and mineral interests in various oil and gas properties located in Oklahoma in exchange for $5.8 million and $7.0 million in proceeds, respectively, resulting in no gain from the sales. Additionally, the Company sold various other property and equipment that resulted in a $0.2 million gain and a $0.2 million gain, respectively.

During the period from January 1, 2026 through March 3, 2026 (Predecessor), the Company sold leasehold and mineral interests in various oil and gas properties located in Oklahoma in exchange for $0.8 million in proceeds, resulting in a gain for an equal amount as no book value remained for the properties.

2025 Divestitures

During the three and six months ended June 30, 2025 (Predecessor), the Company sold leasehold and mineral interests in various oil and gas properties located in Oklahoma in exchange for $0.7 million and $5.5 million in proceeds, respectively, resulting in a gain for an equal amount as no book value remained for the properties. Additionally, the Company sold various other property and equipment that resulted in a $0.2 million gain and a $0.3 million gain, respectively.